Summary Prospectus Supplement	October 15, 2013

Putnam Income Fund
Summary Prospectus dated February 28, 2013

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Brett Kozlowski, Kevin Murphy and Michael Salm.

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